SHAREHOLDERS' EQUITY (Schedule Of Share Option Plan) (Details) - Employees Directors And Non Employees [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options
Options outstanding at beginning of year	8,655,721
Options granted	853,840
Options exercised	(70,383)
Options forfeited	(419,652)
Options expired	(390,783)
Options outstanding at end of year	8,628,743	8,655,721
Exercisable at end of year	6,366,415
Weighted average exercise price
Options outstanding at beginning of year	$ 4.31
Options granted	1.67
Options exercised	1.05
Options forfeited	4.29
Options expired	5.03
Options outstanding at end of year	4.05	$ 4.31
Exercisable at end of year	$ 4.9
Weighted average remaining contractual life
Options outstanding	5 years 6 months 7 days	6 years 18 days
Exercisable at end of year	4 years 5 months 4 days
Aggregate intrinsic value
Options outstanding at end of year	$ 796	$ 802
Exercisable at end of year	$ 453